ALLIANCE MUNICIPAL TRUST -MASSACHUSETTS PORTFOLIO

ALLIANCE CAPITAL



SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-93.1%
           MASSACHUSETTS-88.3%
           BARNSTABLE BAN
$    495   6/15/98                                 3.83%    $    499,714
           BRIDGEWATER BAN
           FGIC
     300   6/01/98                                 3.90          304,339
           BRIDGEWATER GO
           (Golf Course Revenue)
           Series '97 AMBAC
     140   7/15/98                                 3.93          142,052
           CHATHAM GO
           MBIA
     500   7/01/98                                 3.83          507,046
           FAIRHAVEN BAN
           MBIA
     645   6/15/98                                 3.88          653,159
           GARDNER BAN
           FGIC
   1,000   11/01/98                                3.87        1,025,322
           HOLDEN BAN
   1,000   10/01/98                                3.92        1,002,371
           LEXINGTON BAN
           Series '97
     210   4/15/98                                 3.90          210,040
           LITTLETON BAN
           MBIA
     270   9/15/98                                 3.88          275,762
           MASSACHUSETTS EDUCATIONAL
           FINANCE AUTHORITY
           (Student Loan Revenue)
           Series '97E AMT VRDN (a)
     700   7/01/15                                 3.75          700,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Capital Asset Program) VRDN (a)
   1,200   1/01/01                                 3.45        1,200,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Harvard University)
           Series '85Q VRDN (a)
     200   9/01/40                                 3.80          200,000
           MASSACHUSETTS HEALTH &
           EDUCATION FACILITY
           (Massachusetts Institute
           of Technology)
           Series '91-G VRDN (a)
     900   7/01/21                                 3.45          900,000
           MASSACHUSETTS HFA
           (Single Family Housing)
           Series '55 AMT PPB (a)
   1,000   12/01/27                                3.85        1,000,000
           MASSACHUSETTS IDA
           (Carand Realty Trust)
           AMT VRDN (a)
   1,000   5/01/17                                 3.95        1,000,000
           MASSACHUSETTS IDA
           (Gordon College Project)
           Series '97 VRDN (a)
     500   12/01/27                                3.65          500,000
           MASSACHUSETTS IDA
           (Groton School Project)
           Series '89 VRDN (a)
     700   6/01/19                                 3.55          700,000
           MASSACHUSETTS IDA
           (Mount Ida College Project)
           Series '97 AMT VRDN (a)
   1,000   1/01/28                                 3.80        1,000,000
           MASSACHUSETTS IDA
           (Newbury College Project)
           Series '96 VRDN (a)
     700   6/01/21                                 3.95          700,000
           MASSACHUSETTS IDA
           (Prevention of Cruelty to Animals)
           Series '97 VRDN (a)
     300   8/01/27                                 3.65          300,000
           MASSACHUSETTS IDA
           (Showa Womens Institute, Inc.)
           Series '94 VRDN (a)
     900   3/15/04                                 4.95          900,000
           MASSACHUSETTS IDA
           Res. Rec.: (Ogden Haverhill Project)
           Series '92 VRDN (a)
     600   12/01/06                                3.50          600,000
           MASSACHUSETTS IDA PCR
           (Holyoke Water & Power Co.)
           Series '90 AMT VRDN (a)
     600   12/01/20                                3.55          600,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD         VALUE
-------------------------------------------------------------------------
           MASSACHUSETTS IDA PCR
           (Holyoke Water & Power Co.)
           Series '90A AMT VRDN (a)
$    500   5/01/22                                 3.50%    $    500,000
           MASSACHUSETTS IDA PCR
           (New England Power Co.)
           Series '92 VRDN (a)
     200   10/01/22                                4.85          200,000
           MASSACHUSETTS IDR
           (Techprint Issue)
           Series '97 AMT VRDN (a)
     820   6/01/17                                 4.00          820,000
           MEDWAY GO
           FGIC
     635   6/15/98                                 3.90          643,678
           NEWTON BAN
     320   4/15/98                                 3.85          320,751
           PEABODY BAN
           Series '97
     300   4/14/98                                 3.85          300,314
           PEPPERELL BAN
           MBIA
     230   5/15/98                                 3.90          232,131
           SOUTH HADLEY GO
           Series '97 MBIA
     200   7/15/98                                 3.93          202,670
                                                            -------------
                                                              18,139,349

           PUERTO RICO-4.8%
           PUERTO RICO HIGHWAY
           AND TRANSPORTATION AUTHORITY
           Series X VRDN (a)
     685   7/01/99                                 3.35          685,000
           PUERTO RICO INDUSTRIAL, MEDICAL,
           HIGHER EDUCATION & ENVIRONMENT
           (Ana G. Mendez Educ.
           Foundation Project) VRDN (a)
     300   12/01/15                                4.15          300,000
                                                            -------------
                                                                 985,000

           Total Municipal Bonds
           (amortized cost $19,124,349)                       19,124,349

           COMMERCIAL PAPER-7.3%
           PUERTO RICO-7.3%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
   1,500   2/12/98
           (amortized cost $1,500,000)             3.75        1,500,000

           TOTAL INVESTMENTS-100.4%
           (amortized cost $20,624,349)                       20,624,349
           Other assets less liabilities-(0.4%)                  (87,595)

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           20,536,754 shares outstanding)                    $20,536,754


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     FGIC   Financial Guaranty Insurance Company
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     PCR    Pollution Control Revenue

     See notes to financial statements.


2



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997
(UNAUDITED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                            $425,716

EXPENSES
  Advisory fee (Note B)                                $  58,312
  Distribution assistance and administrative
    service (Note C)                                      58,973
  Custodian fees                                          19,034
  Transfer agency (Note B)                                10,367
  Printing                                                 7,520
  Audit and legal fees                                     6,080
  Trustees' fees                                           1,227
  Amortization of organization expense                       910
  Registration fees                                          612
  Miscellaneous                                            2,931
  Total expenses                                         165,966
  Less: expense reimbursement and fee waiver             (86,346)
  Net expenses                                                          79,620

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $346,096



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                                    APRIL 17,
                                                 SIX MONTHS ENDED    1997(A)
                                                   DEC. 31, 1997       TO
                                                    (UNAUDITED)   JUNE 30, 1997
                                                 ---------------  -------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                            $   346,096     $    60,735

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (346,096)        (60,735)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              5,490,655      15,046,099
  Total increase                                     5,490,655      15,046,099

NET ASSETS
  Beginning of period                               15,046,099              -0-
  End of period                                    $20,536,754     $15,046,099


(a)  Commencement of operations.

     See notes to financial statements.


3



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSE
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2002.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to August 31, 1997 for expenses exceeding .50 of 1% of its average daily net assets, from September 1, 1997 to September 30, 1997 for expenses exceeding .60 of 1% of its average daily net assets, from October 1, 1997 to October 26, 1997 for expenses exceeding .70 of 1% of its average daily net assets, from October 27, 1997 to November 19, 1997 for expenses exceeding
 .80 of 1% of its average daily net assets and from November 20, 1997 to December 31, 1997 for expenses exceeding .90 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $59,744.


4



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 of which $4,500 was waived for the six months ended December 31, 1997.


NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1997, the distribution fee amounted to $29,156, of which $26,602 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $29,817, of which no payment was made to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $20,536,754. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED  APRIL 17,1997(A)
                                               DEC. 31, 1997        THROUGH
                                                 (UNAUDITED)     JUNE 30, 1997
                                             ----------------  ----------------
Shares sold                                      59,915,468        25,831,508
Shares issued on reinvestments of dividends         346,096            60,735
Shares redeemed                                 (54,770,909)      (10,846,144)
Net increase                                      5,490,655        15,046,099


(a)  Commencement of operations.


5



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    APRIL 17,
                                                 SIX MONTHS ENDED    1997(A)
                                                   DEC. 31, 1997     THROUGH
                                                    (UNAUDITED)   JUNE 30, 1997
                                                   -------------  -------------
Net asset value, beginning of period                    $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                                .015           .007

LESS: DIVIDENDS
Dividends from net investment income                    (.015)         (.007)
Net asset value, end of period                          $1.00          $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (c)(d)                                     2.99%          3.53%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)             $20,537        $15,046
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (d)         .68%           .50%
  Expenses, before waivers and reimbursements (d)        1.42%          2.99%
  Net investment income (b)(d)                           2.97%          3.47%


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(d)  Annualized.


6



ALLIANCE MUNICIPAL TRUST - MASSACHUSETTS PORTFOLIO
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Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 1 5 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMASR